Asset retirement obligations - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Asset Retirement Obligations [Line Items]
Asset Retirement Obligations Based On Current Cost Estimates	$ 2,000.0	$ 1,800.0
Credit Risk Rate Used In Determining Other Provisions	9.50%	5.30%
Increase decrease in discount rate, asset retirement obligations	0.50%
IncreaseDecreaseInAssetRetirementObligations	$ 26.8
Scenario Forecasts [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
IncreaseDecreaseInAssetRetirementObligations	37.7
Two Thousand Twenty One And Two Thousand Eighty [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	2,500.0	$ 2,600.0
Two Thousand Thirty And Two Thousand Fourty [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	800.0
Two Thousand Fourty Nine And Two Thousand Fifty Six [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	$ 800.0
Bottom of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	0.20%	0.40%
Top of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	2.90%	2.70%